Other assets - Non-current and current assets (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) employee
Other assets
Guarantees and deposits given - Non-Current		$ 21,530,000	$ 17,492,000
Guarantees and deposits given - Current		420,000	293,000
Guarantees and deposits given - Total		21,950,000	17,785,000
Prepayments and accrued income - Non-Current		11,000	37,000
Prepayments and accrued income - Current		5,694,000	5,925,000
Prepayments and accrued income - Total		5,705,000	5,962,000
Advances To Suppliers Current		11,296,000
Advances To Suppliers Total		11,296,000
Other assets - Non-Current		615,000	689,000
Other assets - Current		169,067,000	24,390,000
Other assets - Total		169,682,000	25,079,000
Non-Current		22,156,000	18,218,000
Current		186,477,000	30,608,000
Total		208,633,000	48,826,000
Provisions		122,757,000	145,327,000
Proceeds From Nuclear Energy Program	$ 164,259
Increase In Other Assets		164,259
Provisions for litigation [member]
Other assets
Provisions		$ 7,913,000	$ 23,142,000
Provisions for litigation [member] | Ferroglobe USA Metallurgical, Inc.
Other assets
Number of employees impacted | employee			2
Provisions			$ 18,000,000